Note 17 - Financial Instruments (Details) - Summary of Derivative Losses Recognized in Statement of Operations (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ (680)	$ (60)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps- change in fair value	563	1,388
Interest rate swaps– realized loss	(564)	(1,448)
Warrants- change in fair value	(563)	(1,388)
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps- change in fair value	679
Warrants- change in fair value	$ (679)